Supplement dated June 6, 2005 to the
 Statements of Additional Information (SAI) of the Funds listed below.


PFPC Trust Company, located at 400 Bellevue Parkway, Wilmington
DE, 19809, will serve as custodian for each Fund's portfolio securities and cash, and in that capacity will maintain certain financial and accounting books and records pursuant to an agreement with the applicable Fund, beginning on the dates specified below. These effective dates may vary for any Fund if circumstances require. Subcustodians will continue to provide custodial services for each Fund's foreign assets held outside the United States.

Name of Fund			Effective Date		SAI Date

Nicholas-Applegate Growth
Equity Fund	                October 31, 2005	February 25, 2005

Prudential World Fund, Inc.		                February 24, 2005
  Strategic Partners
  International Value Fund	November 7, 2005

Strategic Partners
Real Estate Fund	        October 31, 2005	May 27, 2005

Strategic Partners
Asset Allocation Funds		                        October 1, 2004
  Strategic Partners
  Conservative Allocation Fund	October 17, 2005
  Strategic Partners
  Growth Allocation Fund	October 17, 2005
  Strategic Partners
  Moderate Allocation Fund	October 17, 2005

Strategic Partners
Opportunity Funds		                       June 30, 2004
  Strategic Partners
  New Era Growth Fund	        October 31, 2005

Strategic Partners
Style Specific Funds		                       November 22, 2004
  Strategic Partners Large
  Capitalization Value Fund	September 26, 2005
  Strategic Partners Small
  Capitalization Value Fund	September 26, 2005
  Strategic Partners Total
  Return Bond Fund	        September 26, 2005

The Target Portfolio Trust		               February 25, 2005
  Intermediate-Term
  Bond Portfolio	        September 26, 2005
  International Bond Portfolio	September 26, 2005
  International Equity
  Portfolio	                September 26, 2005
  Large Capitalization
  Growth Portfolio	        September 26, 2005
  Large Capitalization
  Value Portfolio	        September 26, 2005
  Mortgage Backed
  Securities Portfolio	        September 26, 2005
  Small Capitalization
  Growth Portfolio	        September 26, 2005
  Small Capitalization
  Value Fund	                September 26, 2005
  Total Return Bond Portfolio	September 26, 2005
  U.S Government Money
  Market Portfolio	        September 26, 2005

MF2005C9